Allowance for credit losses - Financing Receivables Grouped by Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Allowance For Credit Loss [Line Items]
Investment in finance leases	$ 1,379,000	$ 2,000,000
Notes receivable	597,000	658,000
Loans receivable	355,000	409,000
Total	2,331,000	3,067,000
Category A
Allowance For Credit Loss [Line Items]
Investment in finance leases	292,000	534,000
Notes receivable	0	0
Loans receivable	16,000	12,000
Total	308,000	546,000
Category B
Allowance For Credit Loss [Line Items]
Investment in finance leases	486,000	1,247,000
Notes receivable	18,000	26,000
Loans receivable	329,000	161,000
Total	833,000	1,434,000
Category C
Allowance For Credit Loss [Line Items]
Investment in finance leases	601,000	219,000
Notes receivable	579,000	632,000
Loans receivable	10,000	236,000
Total	$ 1,190,000	$ 1,087,000